Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transfers:
Net changes of financial assets	$ 68,877	$ 162,997
Consumer Loans
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	5,911,638	5,598,350
Expected credit losses allowances, Beginning balance	280,916	274,262
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Transfers from stage 1 to stage 2	145,048	111,982
Transfers from stage 1 to stage 3	24,215	964
Transfers from stage 2 to stage 3	68,185	51,656
Transfers from stage 2 to stage 1	(78,011)	(56,487)
Transfers from stage 3 to stage 2	(19,130)	(14,029)
Transfers from stage 3 to stage 1	(868)	11,560
Net changes of financial assets	495,471	666,605
Net changes of the exposure and modifications in the credit risk	262,047	254,298
Write-off	(349,805)	(353,290)
Write-off	(349,805)	(353,290)
Other adjustments	0	(27)
Other adjustments	0	0
Gross carrying amount, Ending balance	6,057,304	5,911,638
Expected credit losses allowances, Ending balance	332,597	280,916
Consumer Loans | Collective | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	4,928,084	4,512,156
Expected credit losses allowances, Beginning balance	58,679	57,429
Transfers:
Transfers from stage 1 to stage 2	(2,340,745)	(1,598,648)
Transfers from stage 1 to stage 3	(60,627)	(13,378)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	1,508,460	1,120,827
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	1,338	(55,724)
Transfers from stage 1 to stage 2	(47,403)	(35,872)
Transfers from stage 1 to stage 3	(6,469)	(1,120)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	15,129	14,080
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	47	(5,053)
Net changes of financial assets	790,214	962,821
Net changes of the exposure and modifications in the credit risk	39,147	29,215
Write-off		0
Write-off		0
Other adjustments		30
Other adjustments		0
Gross carrying amount, Ending balance	4,826,724	4,928,084
Expected credit losses allowances, Ending balance	59,130	58,679
Consumer Loans | Collective | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	679,756	790,276
Expected credit losses allowances, Beginning balance	87,609	83,897
Transfers:
Transfers from stage 1 to stage 2	2,340,745	1,598,648
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(423,803)	(407,231)
Transfers from stage 2 to stage 1	(1,508,460)	(1,120,827)
Transfers from stage 3 to stage 2	77,917	56,750
Transfers from stage 3 to stage 1	0	0
Transfers from stage 1 to stage 2	192,451	147,854
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(150,076)	(124,939)
Transfers from stage 2 to stage 1	(93,140)	(70,567)
Transfers from stage 3 to stage 2	14,741	13,209
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(270,594)	(237,880)
Net changes of the exposure and modifications in the credit risk	37,976	38,155
Write-off		0
Write-off		0
Other adjustments		20
Other adjustments		0
Gross carrying amount, Ending balance	895,561	679,756
Expected credit losses allowances, Ending balance	89,561	87,609
Consumer Loans | Collective | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	303,798	295,918
Expected credit losses allowances, Beginning balance	134,628	132,936
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	60,627	13,378
Transfers from stage 2 to stage 3	423,803	407,231
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(77,917)	(56,750)
Transfers from stage 3 to stage 1	(1,338)	55,724
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	30,684	2,084
Transfers from stage 2 to stage 3	218,261	176,595
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(33,871)	(27,238)
Transfers from stage 3 to stage 1	(915)	16,613
Net changes of financial assets	(24,149)	(58,336)
Net changes of the exposure and modifications in the credit risk	184,924	186,928
Write-off	(349,805)	(353,290)
Write-off	(349,805)	(353,290)
Other adjustments		(77)
Other adjustments		0
Gross carrying amount, Ending balance	335,019	303,798
Expected credit losses allowances, Ending balance	$ 183,906	$ 134,628